UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6693

        Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	December 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 98.0%
	Alabama – 0.3%
$ 500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	$466,920

	California – 8.5%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,205,745
	Series 2002, 5.375%, 7/01/21 – FSA Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/18 at 100.00	Baa3	476,320
	Los Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB	608,460
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	Aa3	3,639,239
	6.000%, 5/01/14
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	1,838,921
	Series 2006, 5.000%, 4/01/37
315	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	No Opt. Call	Baa3	234,102
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
840	4.500%, 6/01/27	6/17 at 100.00	BBB	567,983
1,000	5.000%, 6/01/33	6/17 at 100.00	BBB	548,890
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,484,260
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,640	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater	No Opt. Call	AA	487,178
	and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – MBIA Insured
250	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series	8/10 at 101.00	AA	251,355
	2000, 5.700%, 8/01/29 – FGIC Insured

19,095	Total California			14,342,453

	Colorado – 7.0%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,157,002
	SYNCORA GTY Insured
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA	374,320
	6/15/34 – MBIA Insured
2,265	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	2,480,764
	2002A, 5.500%, 3/01/22 (ETM)
1,735	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,920,107
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,065	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,187,929
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,351,540
	Hotel, Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,485	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	AA	418,573
	MBIA Insured

13,490	Total Colorado			11,890,235

	Connecticut – 0.2%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital	1/09 at 100.00	AA	251,110
	Issue, Series 1992A, 6.625%, 7/01/18 – MBIA Insured

	District of Columbia – 0.4%
405	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	335,105
	Series 2001, 6.250%, 5/15/24
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 – MBIA	6/09 at 100.00	AAA	15,051
	Insured (ETM)
235	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 –	No Opt. Call	AAA	248,223
	MBIA Insured

655	Total District of Columbia			598,379

	Florida – 5.6%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	656,050
	General Hospital, Series 2006, 5.250%, 10/01/41
5,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	5,113,824
	2002-17, 5.000%, 10/01/18
4,000	JEA, Florida, Subordinate Lien Electric System Revenue Bonds, Series 2002D, 4.625%, 10/01/22	3/09 at 100.00	Aa3	3,766,360

10,020	Total Florida			9,536,234

	Georgia – 0.1%
265	Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990, 0.000%, 1/01/10 – MBIA	No Opt. Call	AA	248,838
	Insured (Alternative Minimum Tax)

	Illinois – 18.8%
105	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/09 at 100.00	AA	105,077
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
1,930	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	AAA	2,116,457
	5.750%, 5/15/16 (Pre-refunded 5/15/11)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	838,068
	Trust 1137, 8.340%, 7/01/46 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,543,309
	9/01/31 – RAAI Insured
4,445	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	4,423,353
	Series 1985A, 5.500%, 8/01/20
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,793,295
	1992C, 6.250%, 4/15/22 (ETM)
2,225	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	2,180,567
	Series 2002, 6.250%, 1/01/17
120	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	1/09 at 100.00	Baa1	98,252
	1997, 5.000%, 8/15/21 – AMBAC Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,060,475
	5.050%, 8/01/27 (Alternative Minimum Tax)
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,802,258
2,000	Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17	6/09 at 100.00	AAA	2,015,820
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	449,960
	Series 2006, 0.000%, 5/01/23 – FSA Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,025,979
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,269,359
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22	12/11 at 100.00	BBB+ (4)	1,095,600
	(Pre-refunded 12/15/11) – RAAI Insured

33,060	Total Illinois			31,817,829

	Indiana – 6.4%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,137,030
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB+	2,693,355
	Series 2001, 5.375%, 9/15/22
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,793,375
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	2,210,460
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,079,752
	Series 2005, 4.375%, 7/15/25 – MBIA Insured

11,295	Total Indiana			10,913,972

	Iowa – 5.6%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	1,888,203
	5.000%, 7/01/20
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	449,828
	5.600%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
3,850	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,128,509
2,850	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,086,066

10,195	Total Iowa			9,552,606

	Kansas – 0.9%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A3	1,099,886
700	4.875%, 7/01/36	7/16 at 100.00	A3	462,945

2,125	Total Kansas			1,562,831

	Maine – 0.7%
125	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	128,131
	7/01/19 – MBIA Insured
1,075	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	1,112,518
	7/01/19 (Pre-refunded 7/01/09) – MBIA Insured

1,200	Total Maine			1,240,649

	Massachusetts – 0.8%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	6/09 at 102.00	BBB	871,170
	Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
15	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	15,905
	System Inc., Series 2001C, 6.000%, 7/01/17
485	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AAA	539,533
	System Inc., Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)

1,500	Total Massachusetts			1,426,608

	Michigan – 2.3%
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA	1,158,900
	7/01/34 – FGIC Insured
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,607,187
	Credit Group, Series 2002C, 5.375%, 12/01/30
235	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/09 at 100.00	BB	189,802
	Obligated Group, Series 1993A, 6.500%, 8/15/18

4,635	Total Michigan			3,955,889

	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	668,225
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Nebraska – 1.8%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 –	1/13 at 100.00	A1	3,114,790
	AMBAC Insured

	Nevada – 4.1%
4,095	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	A	2,219,940
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	6/12 at 100.00	Baa1	1,493,050
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded	6/12 at 100.00	Baa1 (4)	3,156,978
	6/01/12) – FGIC Insured

8,605	Total Nevada			6,869,968

	New Hampshire – 0.3%
480	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	464,304
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey – 1.6%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,189,320
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,583,182

2,355	Total New Jersey			2,772,502

	New Mexico – 2.6%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	771,430
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	3,665,440
	1/01/25 – FSA Insured

5,000	Total New Mexico			4,436,870

	New York – 3.3%
815	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	A1	851,854
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10
420	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender	8/16 at 100.00	AA	214,381
	Option Bond Trust 2846, 8.912%, 2/15/35 (IF)
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,571,956
	5.375%, 9/01/21 (Pre-refunded 9/01/11)
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	3/09 at 100.00	AA	35,143
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	1,869,980
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

5,455	Total New York			5,543,314

	North Carolina – 4.5%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA	5,141,400
	1/01/18 – MBIA Insured
2,345	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	7/11 at 101.00	AAA	2,477,211
	7/01/16 – FSA Insured

7,345	Total North Carolina			7,618,611

	Ohio – 0.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,455	5.375%, 6/01/24	6/17 at 100.00	BBB	997,635
1,000	6.000%, 6/01/42	6/17 at 100.00	BBB	582,500

2,455	Total Ohio			1,580,135

	Oklahoma – 1.6%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	2,761,710
	5.000%, 2/15/24

	Pennsylvania – 2.4%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,697,907
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	372,235
	Series 2003, 5.250%, 7/15/24
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AA	951,120
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured
	(Alternative Minimum Tax)

3,935	Total Pennsylvania			4,021,262

	South Carolina – 3.2%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	1,737,930
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA	1,438,065
	Series 2004A, 5.250%, 8/15/20 – MBIA Insured
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	586,882
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,586,396
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30

5,500	Total South Carolina			5,349,273

	South Dakota – 1.0%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series	7/12 at 101.00	A+	784,255
	2002, 5.125%, 7/01/27 – AMBAC Insured
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	870,820
	Hospitals, Series 2004A, 5.250%, 11/01/34

2,010	Total South Dakota			1,655,075

	Tennessee – 1.1%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	1,882,040
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Texas – 9.8%
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA	976,410
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,245,175
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
4,005	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	AA	371,424
	2001A, 0.000%, 11/15/38 – MBIA Insured
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 –	7/12 at 100.00	AAA	3,198,090
	FSA Insured
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,430,719
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	A3	4,555,963
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,357,703
	8/01/42 (Alternative Minimum Tax)
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 – FGIC Insured	8/11 at 100.00	AA	502,410

21,130	Total Texas			16,637,894

	Washington – 0.3%
510	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	AA	441,584

	Wisconsin – 1.5%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,515,825

$ 184,790	Total Municipal Bonds (cost $174,918,623)			166,137,935

Shares	Description (1)			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
220	UAL Corporation, (5)			$2,424

	Total Common Stocks (cost $0)			2,424

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.3%
$ 2,351	State Street Euro Dollar Time Deposit	0.010%	1/02/09	$2,351,451

	Total Short-Term Investments (cost $2,351,451)			2,351,451

	Total Investments (cost $177,270,074) – 99.3%			168,491,810

	Other Assets Less Liabilities – 0.7%			1,106,211

	Net Assets – 100%			$169,598,021

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of December 31, 2008. Subsequent to December 31, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 532 and 172 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 532 shares of such UAL common stock holdings on
November 15, 2006. The Fund received an additional distribution of 48 shares on November 14, 2007. The remaining 220 shares of UAL common stock were still held by the Fund at December 31, 2008.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$2,353,875	$166,137,935	$ —	$168,491,810

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $177,192,428.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 5,774,096
Depreciation	(14,474,714)

Net unrealized appreciation (depreciation) of investments	$ (8,700,618)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         February 27, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        February 27, 2009